Employee Benefits	6 Months Ended
Jun. 30, 2021
Disclosure of employee benefits [text block] [Abstract]
Employee benefits
6.	Employee benefits

	SIX MONTHS ENDED
	JUNE 30,	JUNE 30,
	2021	2020
Salaries	812,158	613,677
Pension costs	66,002	78,248
Share based compensation expense	969,739	167,908
Other employee costs and social benefits	257,108	111,671
Total employee benefits	2,105,007	971,504

Expenditures for employee benefits increased in the first six months ended June 30, 2021 primarily due to increased headcount, higher expenditures for recruitment and higher expenses for share based compensation compared to the first six months ended June 30, 2020. In 2021 share based compensation expense included CHF 810,252 for a one-time grant of immediately vesting common shares to the CEO related to the Trasir acquisition. Share based compensation included expense related to employee stock options of CHF 159,487 in the first six months ended June 30, 2021 compared to CHF 167,908 in the first six months ended June 30, 2020. On the other hand, expenses for salaries in the first six months ended June 30, 2020 had benefited from reimbursements of CHF 63,208 under the Swiss short-time work scheme, which had been used for three months in connection with a temporary reduction in project activities due to the COVID-19 pandemic.

Changes in equity due to Share based payments in the total amount of CHF 1,044,912 include the credit entry of the share based compensation expense of CHF 969,739 and shares issued of CHF 92,566 to employees. Further share options granted to FFI Capital AG in 2020 were cancelled in March 2021. This resulted in an immediate recognition of CHF 4,597 remaining service expense and a deduction from equity of the fair value of the award at cancellation date in the amount of CHF 21,990.

A total of 137,236 options were granted in the six months ended June 30, 2021 (433,030 options in the corresponding six-month period in 2020). The exercise price of the options granted as share based compensation under the Equity Incentive Plan was USD 3.51 (for the six month ended June 30, 2020 USD 0.83). The methodology for computation of share based compensation expense for the period is consistent with the methodology used in 2020.